DERIVATIVES DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 14,135	$ 11,916
Derivative Liability, Fair Value, Gross Asset	(16,710)	(12,260)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(2,575)	(344)
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	120	440
Derivative Liability, Fair Value, Gross Asset	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	120	440
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	14,015	11,476
Derivative Liability, Fair Value, Gross Asset	(16,710)	(12,260)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ (2,695)	$ (784)